Commitments and Contingencies (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 01, 2023	Oct. 31, 2022	Nov. 30, 2017	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2022	Sep. 30, 2022	Jul. 20, 2021	Sep. 01, 2016
Commitments and Contingencies (Details) [Line Items]
Paid minimum Amount				$ 300,000	$ 400,000	$ 400,000		$ 300,000		$ 400,000
Related party debt outstanding					$ 266,667
Property expires				20 years	20 years
Aggregate royalties				$ 700,000	$ 700,000
Royalty expenses				$ 0	$ 0	0
Fees			$ 500,000
Expected life				15 years	15 years
Royalties amount				$ 7,500,000	$ 7,500,000
Investment amount				270,000	270,000
Total purchase price					1,221,497				$ 13,200,000
Paid purchase commitments						$ 6,300,000
Research agreement renewed		1 year
Purchasing chargers							$ 5,000,000
Amount received				21,830,000
Amount due to customers				9,830,000
IP Acquisition Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
common shares valued			$ 1,491,556
Acquisition cost				1,991,556	1,991,556
School Bus Storage Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Fees				450,000
Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty expenses				0
Grant [Member]
Commitments and Contingencies (Details) [Line Items]
Paid renewed agreement				920,000
Subsequent Event [Member] | School Bus Storage Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Contingent injunction bond	$ 550,000
Related Party [Member]
Commitments and Contingencies (Details) [Line Items]
Paid renewed agreement				$ 0
Aggregated Vehicles [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty expenses					$ 0